Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Summary of Purchase Price Allocation
The following table presents condensed combined information of the statement of financial position for the assets held for sale in 2021 related to the operating segments in Costa Rica and El Salvador and in 2020 related to the white cement business in Spain, as mentioned above:

	2021	2020

Current assets	$29	4
Non-current assets	48	103

Total assets of the disposal group	77	107
Current liabilities	31	—
Non-current liabilities	8	—

Total liabilities directly related to disposal group	39	—

Total net assets of disposal group	$38	107

Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations
In addition, the following table present
s
 condensed combined information of the statements of operations of CEMEX’s discontinued operations previously mentioned in: a) Costa Rica and El Salvador for the years ended December 31, 2021, 2020 and 2019; b) Spain related to the white cement business for the period from January 1 to July 9, 2021 and for the years ended December 31, 2020 and 2019; c) France related to the Rhone Alpes region for the three-month period ended March 31, 2021 and the years ended December 31, 2020 and 2019; d) the United Kingdom for the period from January 1 to August 3, 2020 and for the year ended December 31, 2019; e) the United States for the period from January 1 to March 6, 2020 and for the year ended December 31, 2019; f)

France related to the central region for the period from January 1 to June 28, 2019; g) Germany for the period from January 1 to May 31, 2019; and h) the Baltics and Nordics for the period from January 1 to March 29,
2019.

	2021	2020	2019

Revenues	$185	346	744
Cost of sales and operating expenses	(150)	(308)	(673)
Other income (expenses), net	(12)	(18)	(11)
Financial expenses, net and others	11	9	(6)

Earnings before income tax	34	29	54
Income tax	(40)	(83)	(11)

Result of discontinued operations	(6)	(54)	43
Net disposal result	(4)	(45)	55

Net result of discontinued operations	$(10)	(99)	98

Summary of Consolidating Income Statements by Reportable Segment
Selected information of the consolidated statements of operations by reportable segment for the years 2021, 2020 and 2019, excluding the share of profits of equity accounted investees by reportable segment that is included in the note 15.1, was as follows:

2021	Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$3,466	(142)	3,324	1,164	161	1,003	(43)	(29)	2
United States	4,359	(4)	4,355	778	464	314	(127)	(47)	(19)
EMEAA
United Kingdom	940	—	940	141	69	72	(3)	(8)	(17)
France	863	—	863	93	50	43	(6)	(11)	—
Germany	472	(43)	429	69	28	41	—	(2)	(2)
Poland	405	(6)	399	73	25	48	(4)	(2)	1
Spain	359	(25)	334	(6)	33	(39)	(331)	(3)	51
Philippines 1	424	—	424	114	40	74	(1)	17	(2)
Israel	785	—	785	114	45	69	(1)	(4)	2
Rest of EMEAA	618	(5)	613	87	56	31	(110)	(3)	1
SCA&C
Colombia 2	437	—	437	87	26	61	(19)	(7)	(12)
Panama 2	121	(23)	98	31	16	15	(2)	—	—
Caribbean TCL 3	280	(7)	273	65	19	46	(1)	(6)	(6)
Dominican Republic	299	(8)	291	128	7	121	3	—	(1)
Rest of SCA&C 2	465	(21)	444	110	13	97	(5)	(2)	(3)
Others	1,790	(1,251)	539	(187)	75	(262)	534	(555)	(73)

Continuing operations	16,083	(1,535)	14,548	2,861	1,127	1,734	(116)	(662)	(78)
Discontinued operations	185	—	185	44	9	35	(12)	—	11

Total	$16,268	(1,535)	14,733	2,905	1,136	1,769	(128)	(662)	(67)

2020	Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$2,812	(134)	2,678	931	148	783	(46)	(31)	(4)
United States	3,994	(1)	3,993	747	440	307	(1,350)	(53)	(20)
EMEAA
United Kingdom	739	—	739	88	67	21	(73)	(9)	(77)
France	754	—	754	71	48	23	(1)	(12)	3
Germany	489	(37)	452	67	28	39	(3)	(2)	(3)
Poland	377	(7)	370	74	25	49	(1)	(2)	1
Spain	319	(16)	303	25	39	(14)	(195)	(3)	(9)
Philippines 1	398	—	398	118	46	72	(1)	2	2
Israel	754	—	754	115	28	87	—	(4)	1
Rest of EMEAA	582	(9)	573	75	56	19	(26)	(3)	(22)
SCA&C
Colombia 2	404	—	404	86	25	61	(14)	(5)	(13)
Panama 2	80	(7)	73	12	16	(4)	(19)	(1)	1
Caribbean TCL 3	251	(7)	244	65	22	43	(9)	(6)	(8)
Dominican Republic	229	(11)	218	84	8	76	(5)	(1)	4
Rest of SCA&C 2	393	(3)	390	100	15	85	(38)	(2)	7
Others	941	(470)	471	(237)	99	(336)	14	(645)	19

Continuing operations	13,516	(702)	12,814	2,421	1,110	1,311	(1,767)	(777)	(118)
Discontinued operations	360	(14)	346	53	15	38	(18)	—	9

Total	$13,876	(716)	13,160	2,474	1,125	1,349	(1,785)	(777)	(109)

2019	Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$2,897	(105)	2,792	969	159	810	(48)	(36)	(1)
United States	3,780	—	3,780	629	392	237	(22)	(64)	(13)
EMEAA
United Kingdom	749	—	749	119	69	50	(2)	(11)	(17)
France	825	—	825	89	48	41	(5)	(11)	1
Germany	439	(25)	414	65	28	37	3	(3)	(4)
Poland	350	(2)	348	56	24	32	—	(2)	—
Spain	319	(25)	294	16	34	(18)	(8)	(2)	2
Philippines 1	458	—	458	117	38	79	1	6	4
Israel	660	—	660	89	23	66	–	(2)	1
Rest of EMEAA	608	(12)	596	74	46	28	(7)	(5)	26
SCA&C
Colombia 2	504	—	504	90	29	61	(21)	(4)	(3)
Panama 2	181	(2)	179	48	17	31	(9)	(1)	—
Caribbean TCL 3	248	(8)	240	56	23	33	(2)	(6)	(4)
Dominican Republic	245	(17)	228	84	9	75	(1)	—	—
Rest of SCA&C 2	383	(3)	380	68	15	53	(57)	(3)	1
Others	1,089	(577)	512	(231)	85	(316)	(156)	(567)	(58)

Continuing operations	13,735	(776)	12,959	2,338	1,039	1,299	(334)	(711)	(65)
Discontinued operations	759	(15)	744	128	57	71	(11)	—	(6)

Total	$14,494	(791)	13,703	2,466	1,096	1,370	(345)	(711)	(71)

1
CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2021 and 2020, there is a non-controlling
interest in CHP of 22.16% of its ordinary shares (note 22.4).

2
CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador. At year end 2021 and 2020, there is a non-controlling
interest in CLH of 7.74% and 7.63%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 22.4).

3
The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2021 and 2020, there is a non-controlling
interest in TCL of 30.17% of its ordinary shares in both years (note 22.4).

Summary of Balance sheet Information by Reportable Segment
Debt by reportable segment is disclosed in note 18.1. As of December 31, 2021 and 2020, selected statement of financial position information by reportable segment was as follows:

2021	Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets 1

Mexico	$—	3,785	3,785	1,513	2,272	190
United States	159	12,651	12,810	2,707	10,103	373
EMEAA
United Kingdom	6	1,585	1,591	1,220	371	94
France	41	952	993	476	517	44
Germany	3	398	401	287	114	29
Poland	1	321	322	126	196	29
Spain	—	704	704	240	464	34
Philippines	—	777	777	153	624	89
Israel	—	776	776	526	250	45
Rest of EMEAA	9	798	807	287	520	66
SCA&C
Colombia	—	962	962	477	485	27
Panama	—	282	282	88	194	9
Caribbean TCL	—	498	498	219	279	22
Dominican Republic	—	192	192	87	105	15
Rest of SCA&C	—	262	262	173	89	15
Others	316	1,031	1,347	7,761	(6,414)	13

Total	535	25,974	26,509	16,340	10,169	1,094
Assets held for sale and related liabilities (note 14.1)	—	141	141	39	102	5

Total consolidated	$535	26,115	26,650	16,379	10,271	1,099

2020	Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets 1
Mexico	$—	3,837	3,837	1,523	2,314	144
United States	146	12,296	12,442	2,490	9,952	284
EMEAA
United Kingdom	6	1,507	1,513	1,368	145	55
France	53	999	1,052	585	467	62
Germany	4	412	416	357	59	24
Poland	1	319	320	134	186	19
Spain	—	1,023	1,023	230	793	22
Philippines	—	761	761	158	603	82
Israel	—	769	769	507	262	28
Rest of EMEAA	8	853	861	283	578	32
SCA&C
Colombia	—	1,105	1,105	514	591	14
Panama	—	295	295	78	217	3
Caribbean TCL	—	493	493	258	235	16
Dominican Republic	—	158	158	66	92	2
Rest of SCA&C	—	333	333	162	171	7
Others	292	1,568	1,860	9,754	(7,894)	1

Total	510	26,728	27,238	18,467	8,771	795
Assets held for sale and related liabilities (note 14.1)	—	187	187	6	181	—

Total consolidated	$510	26,915	27,425	18,473	8,952	795

1
In 2021 and 2020, the column “Additions to fixed assets” includes capital expenditures, which comprises acquisitions of property, machinery and equipment as well as additions of assets for the right-of-use,
for combined amounts of $1,099 and $795, respectively (note 16).

Summary of Revenues by Line of Business and Reportable Segment
Revenues by line of business and reportable segment for the years ended December 31, 2021, 2020 and 2019 were as follows:

2021	Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	Revenues

Mexico	$2,412	733	208	810	14	(853)	3,324
United States	1,731	2,479	1,005	558	13	(1,431)	4,355
EMEAA
United Kingdom	270	311	377	200	53	(271)	940
France	—	682	397	6	—	(222)	863
Germany	210	204	65	30	69	(149)	429
Poland	272	154	38	6	1	(72)	399
Spain	256	93	31	23	—	(69)	334
Philippines	423	—	—	4	1	(4)	424
Israel	—	657	199	89	27	(187)	785
Rest of EMEAA	423	232	47	14	21	(124)	613
SCA&C
Colombia	309	130	36	58	21	(117)	437
Panama	103	16	5	7	1	(34)	98
Caribbean TCL	271	5	7	4	6	(20)	273
Dominican Republic	240	16	—	44	8	(17)	291
Rest of SCA&C	400	20	6	24	1	(7)	444
Others	—	—	—	—	1,790	(1,251)	539

Continuing operations	7,320	5,732	2,421	1,877	2,026	(4,828)	14,548
Discontinued operations	156	23	7	3	3	(7)	185

Total	$7,476	5,755	2,428	1,880	2,029	(4,835)	14,733

2020	Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	Revenues
Mexico	$2,001	628	172	590	14	(727)	2,678
United States	1,599	2,255	954	468	13	(1,296)	3,993
EMEAA
United Kingdom	201	274	314	176	53	(279)	739
France	—	647	340	—	—	(233)	754
Germany	210	202	69	31	69	(129)	452
Poland	244	142	39	6	1	(62)	370
Spain	233	83	24	18	—	(55)	303
Philippines	398	—	—	2	1	(3)	398
Israel	—	623	195	81	27	(172)	754
Rest of EMEAA	400	220	42	11	21	(121)	573
SCA&C
Colombia	294	119	34	44	21	(108)	404
Panama	67	14	4	4	1	(17)	73
Caribbean TCL	245	5	7	2	6	(21)	244
Dominican Republic	185	15	5	31	8	(26)	218
Rest of SCA&C	359	3	6	19	1	2	390
Others	—	—	—	—	947	(476)	471

Continuing operations	6,436	5,230	2,205	1,483	1,183	(3,723)	12,814
Discontinued operations	167	90	77	3	56	(47)	346

Total	$6,603	5,320	2,282	1,486	1,239	(3,770)	13,160

2019	Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	Revenues
Mexico	$2,009	798	196	542	76	(829)	2,792
United States	1,608	2,189	917	437	15	(1,386)	3,780
EMEAA
United Kingdom	227	310	290	141	126	(345)	749
France	—	720	355	—	20	(270)	825
Germany	192	184	62	29	93	(146)	414
Poland	209	141	43	5	7	(57)	348
Spain	228	86	23	20	4	(67)	294
Philippines	457	—	—	2	1	(2)	458
Israel	—	554	166	59	43	(162)	660
Rest of EMEAA	400	237	47	10	14	(112)	596
SCA&C
Colombia	363	176	53	43	25	(156)	504
Panama	141	49	15	13	2	(41)	179
Caribbean TCL	241	9	5	—	12	(27)	240
Dominican Republic	194	27	8	24	10	(35)	228
Rest of SCA&C	329	36	8	16	2	(11)	380
Others	—	—	—	(1)	1,091	(578)	512

Continuing operations	6,598	5,516	2,188	1,340	1,541	(4,224)	12,959
Discontinued operations	348	157	174	2	89	(26)	744

Total	$6,946	5,673	2,362	1,342	1,630	(4,250)	13,703